Cover	Mar. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 09, 2021
Entity File Number	001-33962
Entity Registrant Name	COHERENT, INC.
Entity Central Index Key	0000021510
Entity Tax Identification Number	94-1622541
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5100 Patrick Henry Drive
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	408
Local Phone Number	764-4000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	COHR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false